FINANCIAL INSTRUMENTS - Narrative (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2024 CAD ($)	Mar. 31, 2023 CAD ($)
Disclosure of Financial Assets and Liabilities [Line Items]
Cash	$ 208,992	$ 16,633
Current liabilities	10,096	5,663
Accounts payable and accrued liabilities	$ 9,805	$ 5,663
Currency risk
Disclosure of Financial Assets and Liabilities [Line Items]
Reasonably possible change in risk variable, percent	0.10
Reasonably possible change in risk variable, impact on net loss	$ 20,138